Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit (loss) [abstract]
Turnover	€ 59,604	€ 60,073	€ 52,444
Operating profit	9,758	10,755	8,702
Gain on disposal of group companies	489	2,335	36
Net finance costs	(486)	(493)	(354)
Pensions and similar obligations	110	44	(10)
Finance income	442	281	147
Finance costs	(1,038)	(818)	(491)
Net monetary gain/(loss) arising from hyperinflationary economies	(142)	(157)	(74)
Share of net profit/(loss) of joint ventures and associates	231	208	191
Other income/(loss) from non-current investments and associates	(22)	24	91
Profit before taxation	9,339	10,337	8,556
Taxation	(2,199)	(2,068)	(1,935)
Net profit	7,140	8,269	6,621
Attributable to:
Non-controlling interests	653	627	572
Shareholders’ equity	€ 6,487	€ 7,642	€ 6,049
Earnings per share
Basic earnings per share (in euros per share)	€ 2.58	€ 3.00	€ 2.33
Diluted earnings per share (in euros per share)	€ 2.56	€ 2.99	€ 2.32
Ekaterra
Profit (loss) [abstract]
Gain on disposal of group companies	€ 0	€ 2,303	€ 0
Suave
Profit (loss) [abstract]
Gain on disposal of group companies	€ 497	€ 0	€ 0